Commitments and Contingencies (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 143,182	$ 154,052
Technology licenses, infrastructure and other
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	16,125
Technology licenses, infrastructure and other | 2026
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	6,999
Technology licenses, infrastructure and other | 2027
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	4,012
Technology licenses, infrastructure and other | 2028
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	2,930
Technology licenses, infrastructure and other | 2029
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,107
Technology licenses, infrastructure and other | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 1,077